Supplement dated April 11, 2014 to the
Currently Effective Statement of Additional Information (SAI) of
Advanced Series Trust, The Prudential Series Fund, and Prudential’s Gibraltar Fund, Inc.

Effective as of April 11, 2014 Lee D. Augsburger is the Chief Compliance Officer for Advanced Series Trust, The Prudential Series Fund, and Prudential’s Gibraltar Fund, Inc. In order to reflect Mr. Augsburger’s appointment as Chief Compliance Officer, the biographical information appearing in the table below is added to the officer biographical information table of each SAI. All references and information pertaining to Bruce Karpati are hereby deleted.

Name, Address and Age	Position(s) Held with the Trust / Fund	Principal Occupations During Past 5 Years
Lee D. Augsburger (54)	Chief Compliance Officer	Senior Vice President, Chief Ethics & Compliance Officer of Prudential Financial, Inc. (2009-Present); formerly Senior Vice President, Chief Compliance Officer (2007-2009) of Prudential Financial, Inc.; Vice President, Chief Compliance Officer (2003-2007) of Prudential Investments LLC; Vice President, Chief Compliance Officer (October 2000 - 2007) of Prudential Investment Management, Inc.; Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential.

Effective as of April 1, 2014, Lana Lomuti and Linda McMullin have each been appointed to the position of Assistant Treasurer. In order to reflect the appointments of Ms. Lomuti and Ms. McMullin, the biographical information appearing in the table below is added to the officer biographical information table of each SAI.

Name, Address and Age	Position(s) Held with the Trust / Fund	Principal Occupations During Past 5 Years
Lana Lomuti (46)	Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.
Linda McMullin	Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.

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